SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
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Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2015	2015	2015
Outstanding at beginning of year	12,928	$47.72	$398,893
Granted	2,425	$82.90
Exercised	(2,614)	$31.74

Outstanding at December 31, 2015	*)12,739	$57.69	$305,810

Exercisable at December 31, 2015	7,798	$50.82	$239,202

*)	As of December 31, 2015 , approximately 12.6 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
26.47-35.79	1,718	1.47	29.65	1,688	1.47	29.54
42.85-49.50	1,829	4.43	49.31	1,159	4.42	49.29
51.98-53.67	3,625	2.89	53.31	3,305	2.84	53.27
55.15-74.51	3,142	4.95	63.52	1,226	5.01	63.77
80.67-83.59	2,425	6.35	82.90	420	6.44	83.59

26.47-83.59	12,739	4.09	57.69	7,798	3.31	50.82

Summary of Restricted Stock Units Activity

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2015
Number in thousands
Outstanding at beginning of year	802
Granted	*) 373
Vested	(268)
Forfeited	(95)

Outstanding as of December 31,	812

Summary of Performance Stock Units Activity

A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2015
Number in thousands
Outstanding at beginning of year	94
Granted	101
Vested	(18)
Forfeited	(21)

Outstanding as of December 31,	156